NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2024
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes	Investment	Spread Above Reference Rate (3)		Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value	% of Net Assets (5)
Investments
Debt Investments
Aerospace and Defense
Precision Aviation Group	(4) (11)	First Lien Term Loan	S +	5.25%	9.85%	12/21/2029	14,703	14,434	14,554	3.06%
Precision Aviation Group (Delayed Draw)	(4)	First Lien Term Loan	S +	5.25%	9.97%	12/21/2029	4,874	4,831	4,825	1.02%
Total Aerospace and Defense								19,265	19,379	4.08%

Air Freight & Logistics
Kenco	(4) (11)	First Lien Term Loan	S +	4.25%	8.99%	11/15/2029	16,362	16,128	16,513	3.48%
Kenco (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	4.25%	8.99%	11/15/2029	2,766	(37)	26	0.01%
Kenco (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	4.25%	8.99%	11/15/2029	488	(5)	5	0.00%
Total Air Freight & Logistics								16,086	16,544	3.49%

Auto Components
Randy's Worldwide Automotive	(4) (7)	First Lien Term Loan	S +	6.25%	11.54%	11/1/2028	12,895	12,700	12,750	2.69%
Randy's Worldwide Automotive (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	6.25%	11.51%	11/1/2028	4,372	1,296	1,247	0.26%
Total Auto Components								13,996	13,997	2.95%

Beverages
Sunny Sky Products	(4) (11)	First Lien Term Loan	S +	4.75%	9.35%	12/23/2028	3,399	3,370	3,368	0.70%
Sunny Sky Products (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	4.75%	9.35%	12/23/2028	856	-	(8)	0.00%
Total Beverages								3,370	3,360	0.70%

Building Products
Clean Solutions Buyer	(4) (11)	First Lien Term Loan	S +	4.50%	9.35%	9/9/2030	4,313	4,270	4,271	0.90%
Tencate	(7) (10) (11)	First Lien Term Loan	S +	3.25%	7.85%	2/21/2031	3,732	3,719	3,733	0.79%
Vertex Service Partners	(4) (11)	First Lien Term Loan	S +	5.75%	10.81%	11/8/2030	2,258	2,227	2,226	0.47%
Vertex Service Partners (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.62%	10.88%	11/8/2030	4,351	4,309	4,257	0.90%
Total Building Products								14,525	14,487	3.06%

Chemicals
Ascensus	(4) (7)	First Lien Term Loan	S +	4.25%	9.20%	6/30/2028	14,036	13,861	11,969	2.52%
Chroma Color	(4)	First Lien Term Loan	S +	6.00%	11.28%	4/23/2029	3,029	2,980	3,007	0.63%
Chroma Color (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.00%	11.28%	4/23/2029	667	(5)	(5)	0.00%
Total Chemicals								16,836	14,971	3.15%

Commercial Services & Supplies
Firstcall Mechanical Group	(4) (11)	First Lien Term Loan	S +	4.75%	9.35%	6/27/2030	6,550	6,486	6,486	1.37%
Firstcall Mechanical Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	4.75%	9.61%	6/27/2030	13,133	(16)	(130)	-0.03%
Integrated Power Services	(4)	First Lien Term Loan	S +	4.50%	9.46%	11/22/2028	4,954	4,931	4,954	1.04%
Phaidon	(4) (8)	First Lien Term Loan	S +	5.50%	10.45%	8/22/2029	17,482	17,353	17,152	3.61%
Safety Infrastructure Services	(4) (11)	First Lien Term Loan	S +	4.75%	9.35%	7/21/2028	3,092	3,062	3,063	0.64%
Total Commercial Services & Supplies								31,816	31,525	6.63%

Construction & Engineering
BTX Precision	(4) (11)	First Lien Term Loan	S +	5.00%	9.85%	7/25/2030	684	675	676	0.14%
BTX Precision (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.85%	7/25/2030	156	-	(2)	0.00%
BTX Precision (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.85%	7/25/2030	234	(1)	(3)	0.00%
Contract Land Staff	(4) (11)	First Lien Term Loan	S +	4.75%	9.35%	3/27/2030	3,276	3,244	3,245	0.68%
Contract Land Staff (Delayed Draw)	(4)	First Lien Term Loan	S +	4.75%	9.86%	3/27/2030	1,317	1,314	1,304	0.27%
Contract Land Staff (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	10.28%	3/27/2030	2,176	(5)	(21)	0.00%
Heartland Paving Partners	(4) (11)	First Lien Term Loan	S +	5.00%	9.60%	8/9/2030	8,443	8,359	8,363	1.76%
Heartland Paving Partners (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.60%	8/9/2030	5,629	(14)	(54)	-0.01%
Heartland Paving Partners (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.60%	8/9/2030	5,629	(14)	(54)	-0.01%
ICE USA Infrastructure LLC	(4) (11)	First Lien Term Loan	S +	5.25%	9.85%	3/15/2030	799	791	791	0.17%
ICE USA Infrastructure LLC	(4) (11)	First Lien Term Loan	S +	5.25%	9.85%	3/15/2030	2,868	2,841	2,840	0.60%
MEI Buyer LLC	(4) (11)	First Lien Term Loan	S +	5.00%	9.85%	6/29/2029	5,484	5,391	5,486	1.15%
MEI Buyer LLC (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.85%	6/29/2029	877	(4)	-	0.00%
WSB / EST	(4) (11)	First Lien Term Loan	S +	6.00%	11.06%	8/31/2029	3,124	3,084	3,083	0.65%
WSB / EST (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.00%	11.25%	8/31/2029	2,093	1,449	1,434	0.30%
Total Construction & Engineering								27,110	27,088	5.70%

Construction Materials
Sciens Building Solutions, LLC	(4) (7)	First Lien Term Loan	S +	5.75%	10.79%	12/15/2027	9,941	9,821	9,941	2.09%
Sciens Building Solutions, LLC (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	11.04%	12/15/2027	5,251	5,221	5,251	1.11%
Total Construction Materials								15,042	15,192	3.20%

Containers & Packaging
Five Star Packaging	(10) (11)	First Lien Term Loan	S +	4.25%	9.19%	5/5/2029	5,495	5,434	5,382	1.13%
Impact Environmental Group	(4)	First Lien Term Loan	S +	5.00%	9.70%	3/23/2029	3,605	3,545	3,605	0.76%
Impact Environmental Group (Delayed Draw)	(4)	First Lien Term Loan	S +	5.00%	9.70%	3/23/2029	1,684	1,677	1,684	0.35%
Impact Environmental Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.77%	3/23/2029	1,524	(3)	-	0.00%
Impact Environmental Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.71%	3/23/2029	3,283	1,505	1,518	0.32%
Impact Environmental Group	(4) (11)	First Lien Term Loan	S +	5.00%	9.70%	3/23/2029	739	726	739	0.16%
Online Labels Group	(4) (11)	First Lien Term Loan	S +	5.25%	9.85%	12/19/2029	1,595	1,581	1,595	0.34%
Online Labels Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	9.85%	12/19/2029	195	-	-	0.00%
Online Labels Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	9.85%	12/19/2029	195	-	-	0.00%
Pelican Products	(7) (10)	First Lien Term Loan	S +	4.25%	9.12%	12/29/2028	7,780	7,728	7,201	1.52%
Spartech	(7) (10)	First Lien Term Loan	S +	4.75%	10.05%	5/6/2028	9,749	9,749	7,622	1.60%
Total Containers & Packaging								31,942	29,346	6.18%

Distributors
Aramsco	(4) (7) (11)	First Lien Term Loan	S +	4.75%	9.35%	10/10/2030	2,965	2,911	2,973	0.63%
Aramsco (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	4.75%	9.35%	10/10/2030	520	-	1	0.00%
Motion & Control Enterprises	(4) (11)	First Lien Term Loan	S +	6.00%	11.02%	6/1/2028	4,001	3,960	3,989	0.84%
Motion & Control Enterprises (Delayed Draw)	(4)	First Lien Term Loan	S +	6.00%	11.02%	6/1/2028	11,015	11,004	10,980	2.31%
Motion & Control Enterprises (Delayed Draw)	(4)	First Lien Term Loan	S +	6.00%	11.02%	6/1/2028	4,002	4,002	3,989	0.84%
Motion & Control Enterprises	(4) (11)	First Lien Term Loan	S +	6.00%	11.02%	6/1/2028	552	547	550	0.12%
Rhino Tool House	(4)	First Lien Term Loan	S +	5.25%	10.43%	4/4/2029	4,967	4,890	4,929	1.04%
Rhino Tool House (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	10.61%	4/4/2029	1,087	1,062	1,058	0.22%
Total Distributors								28,376	28,469	6.00%

Diversified Consumer Services
Excel Fitness	(4) (11)	First Lien Term Loan	S +	5.25%	9.85%	4/27/2029	11,820	11,716	11,713	2.47%
Excel Fitness (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.50%	10.10%	4/27/2029	1,032	(7)	-	0.00%
Total Diversified Consumer Services								11,709	11,713	2.47%

Diversified Financial Services
Ascend	(4) (11)	First Lien Term Loan	S +	4.50%	9.35%	8/11/2031	7,247	7,176	7,178	1.51%
Ascend (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	4.50%	9.35%	8/11/2031	12,453	(61)	(119)	-0.03%
Province	(4) (11)	First Lien Term Loan	S +	5.25%	10.10%	7/1/2030	2,261	2,239	2,240	0.47%
Riveron	(4) (11)	First Lien Term Loan	S +	6.25%	11.10%	7/6/2029	9,751	9,515	9,653	2.02%
Riveron (Delayed Draw)	(4)	First Lien Term Loan	S +	6.25%	11.04%	7/6/2029	1,463	1,447	1,448	0.30%
Vensure	(4) (7) (11)	First Lien Term Loan	S +	5.00%	9.64%	9/27/2031	12,228	12,106	12,111	2.55%
Vensure (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.00%	9.64%	9/27/2031	3,472	(17)	(33)	-0.01%
Total Diversified Financial Services								32,405	32,478	6.81%

Diversified Telecommunication Services
Sapphire Telecom Inc	(4) (11)	First Lien Term Loan	S +	5.00%	9.60%	6/27/2029	8,310	8,230	8,293	1.75%
Total Diversified Telecommunication Services								8,230	8,293	1.75%

Electrical Equipment
Insulation Technology Group	(4) (8) (11)	First Lien Term Loan	S +	5.50%	10.35%	6/25/2030	9,755	9,660	9,662	2.03%
Insulation Technology Group (Delayed Draw)	(4) (6) (8)	First Lien Term Loan	S +	5.50%	10.35%	6/25/2030	2,574	-	(25)	-0.01%
Total Electrical Equipment								9,660	9,637	2.02%

Electronic Equipment, Instruments & Components
Ergotech (INS)	(4)	First Lien Term Loan	S +	6.50%	11.91%	1/19/2029	6,899	6,795	6,908	1.45%
Ergotech (INS) (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	6.50%	11.91%	1/19/2029	1,732	(25)	2	0.00%
Total Electronic Equipment, Instruments & Components								6,770	6,910	1.45%

Energy Equipment & Services
National Power	(4) (11)	First Lien Term Loan	S +	5.75%	10.60%	10/22/2029	2,719	2,683	2,708	0.57%
National Power (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.75%	10.60%	10/22/2029	1,473	(3)	(6)	0.00%
Ovation Holdings	(4)	First Lien Term Loan	S +	5.00%	10.40%	2/5/2029	6,978	6,858	6,971	1.47%
Ovation Holdings (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	10.40%	2/5/2029	1,651	1,335	1,350	0.28%
SI Solutions (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	4.75%	9.60%	8/15/2030	2,438	(6)	(23)	0.00%
SI Solutions	(4) (11)	First Lien Term Loan	S +	4.75%	9.60%	8/15/2030	5,181	5,130	5,131	1.08%
Total Energy Equipment & Services								15,997	16,131	3.40%

Food Products
AmerCareRoyal	(4) (11)	First Lien Term Loan	S +	5.00%	9.85%	9/10/2030	14,184	14,044	14,045	2.96%
AmerCareRoyal (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.85%	9/10/2030	3,257	-	(32)	-0.01%
AmerCareRoyal (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.85%	9/10/2030	2,259	(11)	(22)	0.00%
Commercial Bakeries	(4) (8) (11)	First Lien Term Loan	S +	5.50%	10.10%	9/25/2029	7,357	7,231	7,264	1.53%
Commercial Bakeries	(4) (8) (11)	First Lien Term Loan	S +	5.50%	10.60%	9/25/2029	883	876	872	0.18%
Sugar Foods	(4) (7) (11)	First Lien Term Loan	S +	5.25%	10.37%	10/2/2030	5,840	5,721	5,840	1.23%
Sugar Foods (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.25%	10.36%	10/2/2030	1,622	1,606	1,622	0.34%
Summit Hill Foods	(4) (11)	First Lien Term Loan	S +	5.75%	10.81%	11/29/2029	4,319	4,260	4,302	0.91%
Total Food Products								33,727	33,891	7.14%

Gas Utilities
D&H United Fueling Solutions	(4) (11)	First Lien Term Loan	S +	5.50%	10.51%	9/15/2028	7,248	7,143	7,139	1.50%
D&H United Fueling Solutions	(4) (11)	First Lien Term Loan	S +	6.00%	10.75%	9/15/2028	2,393	2,353	2,396	0.50%
D&H United Fueling Solutions (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.50%	10.90%	9/15/2028	2,864	898	869	0.18%
D&H United Fueling Solutions (Delayed Draw)	(4)	First Lien Term Loan	S +	5.50%	10.67%	9/15/2028	2,307	2,291	2,272	0.48%
D&H United Fueling Solutions (Delayed Draw)	(4)	First Lien Term Loan	S +	6.00%	11.42%	9/15/2028	1,085	1,080	1,086	0.23%
Total Gas Utilities								13,765	13,762	2.89%

Health Care Equipment & Supplies
TIDI Products	(4) (7) (11)	First Lien Term Loan	S +	5.50%	10.35%	12/19/2029	7,439	7,372	7,460	1.57%
TIDI Products (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.50%	10.35%	12/19/2029	1,972	-	6	0.00%
Young Innovations	(4) (7) (11)	First Lien Term Loan	S +	5.75%	10.87%	12/3/2029	11,189	11,091	11,086	2.33%
Young Innovations (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.75%	10.87%	12/3/2029	2,349	-	(22)	0.00%
Total Health Care Equipment & Supplies								18,463	18,530	3.90%

Health Care Providers & Services
Action Behavior Centers	(4) (11)	First Lien Term Loan	S +	5.25%	10.57%	7/2/2031	6,823	6,755	6,760	1.42%
Action Behavior Centers (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	10.57%	7/2/2031	1,240	(3)	(11)	0.00%
EyeSouth	(4)	First Lien Term Loan	S +	5.50%	10.45%	10/5/2029	7,706	7,573	7,559	1.59%
EyeSouth (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.50%	10.46%	10/5/2029	2,526	1,606	1,558	0.33%
Forefront Dermatology	(7) (10) (11)	First Lien Term Loan	S +	4.25%	9.10%	3/30/2029	4,568	4,513	4,365	0.92%
Gastro Health	(4)	First Lien Term Loan	S +	4.50%	9.46%	7/3/2028	8,185	8,148	7,962	1.68%
Prompt Care	(4) (7)	First Lien Term Loan	S +	6.00%	11.02%	9/1/2027	9,143	9,083	9,117	1.92%
Prompt Care (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	6.00%	11.02%	9/1/2027	1,424	1,419	1,420	0.30%
Prompt Care (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	6.00%	10.95%	9/1/2027	1,250	624	620	0.13%
Prime Time Healthcare	(4)	First Lien Term Loan	S +	6.00%	11.36%	9/19/2028	15,667	15,314	15,606	3.28%
VMG Health	(4) (11)	First Lien Term Loan	S +	5.00%	9.60%	4/16/2030	6,935	6,869	6,868	1.45%
Total Health Care Providers & Services								61,901	61,824	13.02%

Household Durables
All My Sons	(4) (11)	First Lien Term Loan	S +	4.75%	9.71%	10/25/2028	5,804	5,766	5,768	1.21%
Total Household Durables								5,766	5,768	1.21%

Household Products
Market Performance Group	(4) (11)	First Lien Term Loan	S +	5.25%	9.85%	1/8/2030	6,063	6,007	6,123	1.29%
Market Performance Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	10.51%	1/8/2030	1,488	594	609	0.13%
Total Household Products								6,601	6,732	1.42%

Industrial Conglomerates
Industrial Service Group	(4)	First Lien Term Loan	S +	5.75%	11.00%	12/7/2028	5,666	5,579	5,604	1.18%
Industrial Service Group (Delayed Draw)	(4)	First Lien Term Loan	S +	5.75%	11.00%	12/7/2028	2,950	2,939	2,918	0.61%
Industrial Service Group (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.75%	11.01%	12/7/2028	10,924	10,404	10,295	2.17%
Total Industrial Conglomerates								18,922	18,817	3.96%

Insurance
Patriot Growth (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.00%	9.75%	10/16/2028	8,898	8,835	8,799	1.85%
RSC Acquisition Inc (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	4.75%	9.69%	11/1/2029	11,215	11,215	11,159	2.35%
Total Insurance								20,050	19,958	4.20%

Internet and Direct Marketing Retail
SmartSign	(4)	First Lien Term Loan	S +	5.50%	10.55%	9/7/2028	7,252	7,202	7,252	1.53%
SmartSign	(4)	First Lien Term Loan	S +	5.75%	10.78%	9/7/2028	2,659	2,617	2,659	0.56%
Total Internet and Direct Marketing Retail								9,819	9,911	2.09%

IT Services
360 Training	(4) (11)	First Lien Term Loan	S +	5.00%	9.85%	8/2/2028	1,500	1,487	1,501	0.32%
360 Training (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.85%	8/2/2028	1,346	-	-	0.00%
Evergreen Services Group	(4) (7)	First Lien Term Loan	S +	6.25%	10.96%	6/15/2029	9,025	8,887	9,025	1.90%
Evergreen Services Group (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	6.25%	10.96%	6/15/2029	2,159	2,143	2,159	0.45%
Total IT Services								12,517	12,685	2.67%

Leisure Products
TouchTunes Interactive Network	(4)	First Lien Term Loan	S +	4.75%	9.35%	4/2/2029	7,517	7,460	7,506	1.58%
Total Leisure Products								7,460	7,506	1.58%

Machinery
E-Technologies / Superior	(4) (11)	First Lien Term Loan	S +	5.50%	10.35%	4/9/2030	3,176	3,145	3,112	0.66%
Hyperion	(10)	First Lien Term Loan	S +	4.50%	9.46%	8/30/2028	4,218	4,207	3,934	0.83%
Total Machinery								7,352	7,046	1.49%

Personal Products
Thorne HealthTech	(4) (11)	First Lien Term Loan	S +	5.50%	10.35%	10/16/2030	5,105	5,059	5,114	1.08%
Total Personal Products								5,059	5,114	1.08%

Pharmaceuticals
Wellspring	(4)	First Lien Term Loan	S +	5.00%	10.36%	8/22/2028	3,353	3,305	3,320	0.70%
Wellspring	(4)	First Lien Term Loan	S +	5.00%	9.70%	8/22/2028	2,625	2,583	2,599	0.55%
Wellspring	(4) (11)	First Lien Term Loan	S +	5.00%	9.70%	8/22/2028	3,191	3,171	3,160	0.67%
Wellspring (Delayed Draw)	(4)	First Lien Term Loan	S +	5.00%	9.70%	8/22/2028	1,559	1,551	1,544	0.33%
Wellspring (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.70%	8/22/2028	7,975	5,420	5,371	1.12%
Total Pharmaceuticals								16,030	15,994	3.37%

Professional Services
Addison	(10)	First Lien Term Loan	S +	4.00%	8.68%	12/29/2028	10,101	10,091	9,886	2.08%
ALKU	(4)	First Lien Term Loan	S +	6.25%	10.50%	5/23/2029	3,947	3,880	3,983	0.84%
ARMstrong	(4) (11)	First Lien Term Loan	S +	5.75%	10.45%	10/8/2029	5,486	5,412	5,464	1.15%
ARMstrong (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.75%	11.13%	10/8/2029	1,857	136	140	0.03%
Engage	(4) (7) (11)	First Lien Term Loan	S +	5.00%	9.85%	8/1/2029	4,633	4,571	4,588	0.96%
Engage (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.00%	9.85%	8/1/2029	4,488	1,997	1,963	0.41%
Engage (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.00%	9.85%	8/1/2029	2,851	(7)	(27)	-0.01%
Evergreen Services Group II	(4) (7) (11)	First Lien Term Loan	S +	5.75%	10.35%	10/4/2030	10,396	10,254	10,531	2.22%
Evergreen Services Group II (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	10.35%	10/4/2030	8,405	8,387	8,514	1.79%
Leo Facilities	(4) (11)	First Lien Term Loan	S +	5.50%	9.75%	7/3/2029	650	644	642	0.14%
Leo Facilities	(4) (11)	First Lien Term Loan	S +	5.50%	10.76%	7/3/2029	7,693	7,592	7,593	1.61%
Leo Facilities (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.50%	10.76%	7/3/2029	5,488	-	(72)	-0.02%
Leo Facilities (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.50%	10.48%	7/3/2029	5,817	4,290	4,226	0.89%
LSCS Holdings, Inc. (Dohmen)	(4)	First Lien Term Loan	S +	4.50%	9.46%	12/16/2028	10,999	10,964	10,949	2.30%
Total Professional Services								68,211	68,380	14.39%

Road & Rail
Alternative Logistics Technologies Buyer, LLC	(4) (7) (11)	First Lien Term Loan	S +	5.25%	10.10%	2/14/2031	5,112	5,065	5,062	1.06%
Alternative Logistics Technologies Buyer, LLC (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.25%	10.10%	2/14/2031	1,468	-	(14)	0.00%
Total Road & Rail								5,065	5,048	1.06%

Software
AQ Holdco Inc. (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	11.15%	4/15/2027	4,948	4,939	4,657	0.98%
AQ Holdco Inc. (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	11.15%	4/15/2027	1,271	1,265	1,196	0.25%
AQ Holdco Inc. (Delayed Draw)	(4) (7)	First Lien Term Loan	S +	5.75%	11.15%	4/15/2027	287	286	270	0.06%
BusinesSolver	(4) (7)	First Lien Term Loan	S +	5.50%	10.20%	12/1/2027	8,757	8,705	8,757	1.84%
BusinesSolver (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.50%	10.20%	12/1/2027	1,308	309	313	0.07%
Diligent Corporation (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S +	5.00%	10.09%	8/2/2030	2,515	(12)	-	0.00%
Diligent Corporation	(4) (7) (11)	First Lien Term Loan	S +	5.00%	10.09%	8/2/2030	2,515	2,502	2,515	0.53%
Diligent Corporation	(4) (7) (11)	First Lien Term Loan	S +	5.00%	10.09%	8/2/2030	14,670	14,597	14,671	3.09%
Total Software								32,591	32,379	6.82%

Transportation Infrastructure
Kamps Pallets	(4) (11)	First Lien Term Loan	S +	6.00%	11.41%	12/23/2026	8,575	8,475	8,315	1.75%
Propark Mobility	(4)	First Lien Term Loan	S +	5.00%	9.85%	1/31/2029	5,849	5,780	5,844	1.23%
Propark Mobility (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.00%	9.80%	1/31/2029	2,690	2,286	2,323	0.49%
Propark Mobility (Delayed Draw)	(4)	First Lien Term Loan	S +	6.25%	10.31%	1/31/2029	4,439	4,428	4,436	0.93%
Total Transportation Infrastructure								20,969	20,918	4.40%

Wireless Telecommunication Services
Mobile Communications America Inc	(4) (11)	First Lien Term Loan	S +	5.25%	10.26%	10/16/2029	8,868	8,762	8,947	1.88%
Mobile Communications America Inc (Delayed Draw)	(4) (6)	First Lien Term Loan	S +	5.25%	10.44%	10/16/2029	2,881	368	412	0.09%
Total Wireless Telecommunication Services								9,130	9,359	1.97%

Total Debt Investments								676,533	673,142	141.70%

Cash Equivalents
BlackRock Liquidity Funds T-Fund Institutional Class	(9)				4.76%			5,876	5,876	1.24%
First American Government Obligations Fund - Class Z	(9)				4.75%			3	3	0.0%
U.S. Bank National Association Money Market Deposit Account	(9)				1.90%			7,287	7,287	1.53%
Total Cash Equivalents								13,166	13,166	2.77%

Total Investments								$689,699	$686,308	144.47%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.

(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.
(3) The majority of the investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at September 30, 2024. As of September 30, 2024, the rate for 1M S, 3M S, 6M S are 4.85%, 4.59%, and 4.25% respectively. Certain investments are subject to a SOFR floor. For fixed rate loans, a spread above a reference rate is not applicable.

(4) Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $475,041 as of September 30, 2024
(6) Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. See Note 6. The investment may be subject to unused commitment fees.
(7) Investment is a unitranche position.
(8) This portfolio company is not domiciled in the United States.  The principal place of business for Phaidon International is the United Kingdom. The principal place of business for Commercial Bakeries is Canada. The principal place of business for Insulation Technology Group is Germany.

(9) Cash equivalents balance represents amounts held in interest-bearing money market funds issued by U.S. Bank National Association, Blackrock T-Fund and First American Government Obligations Fund - Class Z.

(10) Investments valued using observable inputs (Level 2)
(11) Denotes that all or a portion of the assets are owned by SPV I (as defined in Note 1 “Organization”). SPV I entered into a loan and security agreement (the “ABL Facility”) on April 27, 2023. The lenders of the ABL Facility have a first lien security interest in substantially all of the assets of SPV I. Accordingly, such assets are not available to creditors of the Company. See Note 5 “Secured Borrowings” for more information.